Financial Risk Management_The Credit Quality Of Securities Excluding Equity Securities(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 68,905,075	₩ 58,906,872
Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	25,348,227	23,663,238
Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	25,147,636	23,524,120
Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	157,881	120,546
Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	42,710	18,572
Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		43,556,848	35,243,634
Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		40,206,856	32,498,155
Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		3,337,327	2,740,053
Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		12,665	0
Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	2,510
Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	2,916
The financial instruments applying 12-month expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		68,905,075	58,903,956
The financial instruments applying 12-month expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	25,348,227	23,663,238
The financial instruments applying 12-month expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	25,147,636	23,524,120
The financial instruments applying 12-month expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	157,881	120,546
The financial instruments applying 12-month expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	42,710	18,572
The financial instruments applying 12-month expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
The financial instruments applying 12-month expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
The financial instruments applying 12-month expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		43,556,848	35,240,718
The financial instruments applying 12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		40,206,856	32,498,155
The financial instruments applying 12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		3,337,327	2,740,053
The financial instruments applying 12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		12,665	0
The financial instruments applying 12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	2,510
The financial instruments applying 12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	2,916
Impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	2,916
Impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	2,916
Financial instruments not applying expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Financial instruments not applying expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Financial instruments not applying expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Financial instruments not applying expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Financial instruments not applying expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Financial instruments not applying expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Financial instruments not applying expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Financial instruments not applying expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Financial instruments not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Financial instruments not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Financial instruments not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Financial instruments not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Financial instruments not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 0	₩ 0

[1]	Before netting of allowance.